Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [line items]
Gross trade receivables		£ 725	£ 746
Cost [member] | Contract assets unbilled [Member]
Trade and other receivables [line items]
Trade receivables	[1]	71	0
Cost [member] | Within due date and one month past due date [member]
Trade and other receivables [line items]
Trade receivables		488	564
Cost [member] | One to three months past due date [member]
Trade and other receivables [line items]
Trade receivables		53	83
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables		22	25
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables		24	12
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables		13	8
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables		£ 54	£ 54

[1]	In 2024, contract assets - unbilled have been shown separately from trade receivables. The 2023 comparative has not been restated on the grounds of materiality.